Quarterly Holdings Report

for

Fidelity® MSCI Real Estate Index ETF

October 31, 2019

T16-QTLY-1219

1.9862677.104

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
CAPITAL MARKETS – 0.0%
Asset Management & Custody Banks – 0.0%
Ashford, Inc. (a)	240	$5,738

EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.6%
Diversified REITs – 5.1%
Alexander & Baldwin, Inc.	55,280	1,299,633
American Assets Trust, Inc.	39,150	1,916,784
Armada Hoffler Properties, Inc.	42,245	791,671
Colony Capital, Inc.	369,475	2,069,060
Empire State Realty Trust, Inc. Class A	119,961	1,735,836
Gladstone Commercial Corp.	24,693	581,767
Global Net Lease, Inc.	67,625	1,317,335
iStar, Inc.	52,434	682,166
Lexington Realty Trust	169,388	1,842,941
Liberty Property Trust	125,294	7,401,117
One Liberty Properties, Inc.	12,135	344,755
PS Business Parks, Inc.	16,519	2,982,506
STORE Capital Corp.	163,892	6,637,626
VEREIT, Inc.	845,667	8,321,363
Washington Real Estate Investment Trust	64,136	1,989,499
WP Carey, Inc.	136,602	12,575,580

		52,489,639

Health Care REITs – 10.1%
CareTrust REIT, Inc.	76,653	1,858,069
Community Healthcare Trust, Inc.	14,605	707,174
Healthcare Realty Trust, Inc.	103,550	3,600,434
Healthcare Trust of America, Inc. Class A	164,490	5,099,190
Healthpeak Properties, Inc.	383,107	14,412,485
LTC Properties, Inc.	31,961	1,657,178
Medical Properties Trust, Inc.	352,347	7,304,153
National Health Investors, Inc.	34,649	2,972,538
New Senior Investment Group, Inc.	67,446	474,820
Omega Healthcare Investors, Inc.	171,930	7,571,797
Physicians Realty Trust	148,776	2,777,648
Sabra Health Care REIT, Inc.	143,905	3,540,063
Senior Housing Properties Trust	191,182	1,897,481
Universal Health Realty Income Trust	10,512	1,253,346
Ventas, Inc.	287,219	18,697,957
Welltower, Inc.	324,525	29,431,172

		103,255,505

Hotel & Resort REITs – 3.9%
Apple Hospitality REIT, Inc.	170,702	2,813,169
Ashford Hospitality Trust, Inc.	80,926	220,928
Braemar Hotels & Resorts, Inc.	22,244	205,312
Chatham Lodging Trust	37,601	678,698
CorePoint Lodging, Inc.	33,427	329,256
DiamondRock Hospitality Co.	161,765	1,614,415
Hersha Hospitality Trust	30,344	418,747
Host Hotels & Resorts, Inc.	593,595	9,729,022
MGM Growth Properties LLC Class A	72,466	2,261,664

	Shares	Value
Park Hotels & Resorts, Inc.	192,316	$4,471,347
Pebblebrook Hotel Trust	104,820	2,694,922
RLJ Lodging Trust	139,572	2,290,376
Ryman Hospitality Properties, Inc.	39,192	3,298,791
Service Properties Trust	130,879	3,311,239
Summit Hotel Properties, Inc.	84,602	1,037,220
Sunstone Hotel Investors, Inc.	183,658	2,481,220
Xenia Hotels & Resorts, Inc.	90,221	1,899,152

		39,755,478

Industrial REITs – 8.0%
Americold Realty Trust	145,895	5,848,931
Duke Realty Corp.	287,975	10,119,442
EastGroup Properties, Inc.	29,511	3,952,998
First Industrial Realty Trust, Inc.	101,540	4,275,849
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	51,395	1,534,655
Industrial Logistics Properties Trust	52,378	1,112,509
Monmouth Real Estate Investment Corp. Class A	72,141	1,087,886
Prologis, Inc.	505,522	44,364,611
Rexford Industrial Realty, Inc.	83,327	4,007,195
STAG Industrial, Inc.	100,785	3,128,366
Terreno Realty Corp.	50,682	2,858,972

		82,291,414

Office REITs – 9.2%
Alexandria Real Estate Equities, Inc.	90,520	14,370,050
Boston Properties, Inc.	123,833	16,989,888
Brandywine Realty Trust	141,029	2,154,923
Columbia Property Trust, Inc.	93,619	1,921,062
Corporate Office Properties Trust	89,770	2,660,783
Cousins Properties, Inc.	116,625	4,680,161
Douglas Emmett, Inc.	129,586	5,613,666
Easterly Government Properties, Inc.	54,856	1,224,386
Equity Commonwealth	97,738	3,145,209
Franklin Street Properties Corp.	86,499	743,891
Highwoods Properties, Inc.	83,075	3,887,910
Hudson Pacific Properties, Inc.	123,889	4,450,093
JBG SMITH Properties	102,274	4,117,551
Kilroy Realty Corp.	80,982	6,796,819
Mack-Cali Realty Corp.	72,663	1,556,441
Office Properties Income Trust	38,698	1,233,692
Paramount Group, Inc.	150,211	2,023,342
Piedmont Office Realty Trust, Inc. Class A	100,542	2,256,163
SL Green Realty Corp.	67,670	5,657,212
Vornado Realty Trust	137,571	9,028,785

		94,512,027

Real Estate Operating Companies – 0.2%
Essential Properties Realty Trust, Inc.	58,342	1,497,056

Residential REITs – 15.2%
American Campus Communities, Inc.	110,061	5,500,849
American Homes 4 Rent Class A	215,613	5,707,276

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Residential REITs – continued
Apartment Investment & Management Co. Class A	119,334	$6,549,050
AvalonBay Communities, Inc.	111,717	24,316,322
Camden Property Trust	77,477	8,861,044
Equity Lifestyle Properties, Inc.	136,902	9,574,926
Equity Residential	296,952	26,327,764
Essex Property Trust, Inc.	52,666	17,228,629
Front Yard Residential Corp.	41,764	516,621
Independence Realty Trust, Inc.	72,294	1,113,328
Investors Real Estate Trust	9,562	723,557
Invitation Homes, Inc.	387,972	11,945,658
Mid-America Apartment Communities, Inc.	91,391	12,702,435
NexPoint Residential Trust, Inc.	15,368	749,497
Preferred Apartment Communities, Inc. Class A	35,086	502,431
Sun Communities, Inc.	72,705	11,825,468
UDR, Inc.	225,952	11,354,088
UMH Properties, Inc.	28,984	432,731

		155,931,674

Retail REITs – 12.6%
Acadia Realty Trust	66,306	1,855,242
Agree Realty Corp.	30,909	2,434,702
Alexander’s, Inc.	1,896	654,878
American Finance Trust, Inc.	85,472	1,264,986
Brixmor Property Group, Inc.	238,986	5,262,472
Cedar Realty Trust, Inc.	74,560	249,030
Federal Realty Investment Trust	60,022	8,163,592
Getty Realty Corp.	28,195	945,660
Kimco Realty Corp.	338,273	7,293,166
Kite Realty Group Trust	67,592	1,204,489
National Retail Properties, Inc.	130,380	7,680,686
Pennsylvania Real Estate Investment Trust	60,378	333,287
Realty Income Corp.	253,618	20,743,416
Regency Centers Corp.	133,895	9,003,100
Retail Opportunity Investments Corp.	91,615	1,709,994
Retail Properties of America, Inc. Class A	170,984	2,352,740
Retail Value, Inc.	12,398	453,891
RPT Realty	64,876	940,702
Saul Centers, Inc.	11,091	593,812
Seritage Growth Properties, Class A	27,239	1,184,624
Simon Property Group, Inc.	247,624	37,311,984
SITE Centers Corp.	115,752	1,797,629
Spirit Realty Capital, Inc.	79,154	3,945,035
Tanger Factory Outlet Centers, Inc.	75,311	1,214,013
Taubman Centers, Inc.	48,995	1,753,041
The Macerich Co.	90,706	2,494,415
Urban Edge Properties	96,444	2,035,933
Urstadt Biddle Properties, Inc. Class A	24,148	587,521
Washington Prime Group, Inc.	150,843	636,558

	Shares	Value
Weingarten Realty Investors	98,070	$3,111,761
Whitestone REIT	29,038	413,501

		129,625,860

Specialized REITs – 32.3%
American Tower Corp.	354,244	77,253,532
CatchMark Timber Trust, Inc. Class A	40,249	461,656
CoreCivic, Inc.	95,774	1,461,511
CorEnergy Infrastructure Trust, Inc.	10,400	500,968
CoreSite Realty Corp.	29,552	3,472,360
Crown Castle International Corp.	333,181	46,242,191
CubeSmart	151,147	4,791,360
CyrusOne, Inc.	90,713	6,466,023
Digital Realty Trust, Inc.	166,919	21,205,390
EPR Properties	60,555	4,710,573
Equinix, Inc.	67,377	38,187,936
Extra Space Storage, Inc.	102,184	11,472,198
Four Corners Property Trust, Inc.	55,038	1,576,839
Gaming and Leisure Properties, Inc.	163,536	6,600,313
Iron Mountain, Inc.	229,915	7,541,212
Lamar Advertising Co. Class A	68,553	5,484,926
Life Storage, Inc.	37,432	4,077,093
National Storage Affiliates Trust	45,341	1,549,302
Outfront Media, Inc.	113,593	2,988,632
PotlatchDeltic Corp.	54,337	2,307,692
Public Storage	125,878	28,053,171
QTS Realty Trust, Inc. Class A	44,314	2,374,787
Rayonier, Inc.	103,986	2,805,542
SBA Communications Corp.	90,762	21,841,875
The Geo Group, Inc.	97,461	1,483,356
Uniti Group, Inc.	148,213	1,025,634
VICI Properties, Inc.	329,360	7,756,428
Weyerhaeuser Co.	596,880	17,434,865

		331,127,365

TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)		990,486,018

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.3%
Diversified Real Estate Activities – 0.2%
Five Point Holdings LLC Class A (a)	42,398	280,251
Tejon Ranch Co. (a)	17,764	285,645
The RMR Group, Inc. Class A	12,417	600,983
The St Joe Co. (a)	29,168	541,066

		1,707,945

Real Estate Development – 0.4%
Forestar Group, Inc. (a)	13,457	252,722
The Howard Hughes Corp. (a)	32,907	3,679,661

		3,932,383

Real Estate Operating Companies – 0.2%
FRP Holdings, Inc. (a)	5,784	299,496

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Common Stocks – continued

	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Operating Companies – continued
Kennedy-Wilson Holdings, Inc.	103,136	$2,373,159

		2,672,655

Real Estate Services – 2.5%
Altisource Portfolio Solutions S.A. (a)	5,545	98,701
CBRE Group, Inc. Class A (a)	256,079	13,713,030
Cushman & Wakefield PLC (a)	78,538	1,464,734
eXp World Holdings, Inc. (a)	18,798	168,618
Jones Lang LaSalle, Inc.	41,369	6,061,386
Marcus & Millichap, Inc. (a)	18,990	678,323
Newmark Group, Inc. Class A	120,689	1,281,717
RE/MAX Holdings, Inc. Class A	14,587	487,935
Realogy Holdings Corp.	92,708	730,539
Redfin Corp. (a)	58,815	1,022,793

		25,707,776

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		34,020,759

TOTAL COMMON STOCKS (Cost $931,642,060)		1,024,512,515

Money Market Fund – 0.1%

	Shares	Value
State Street Institutional Treasury Plus Money Market Fund, Trust Class, 1.68% (b) (Cost $844,000)	844,000	$844,000

TOTAL INVESTMENT IN SECURITIES – 100.0% (Cost $932,486,060)		1,025,356,515

NET OTHER ASSETS (LIABILITIES) – 0.0%		502,664

NET ASSETS – 100.0%		$1,025,859,179

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

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